Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
August 31, 2021
ISG-NPRT3-1021
1.968341.107
U.S. Government and Government Agency Obligations - 85.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.8%
Fannie Mae 0.625% 4/22/25	319,000	319,857
Federal Farm Credit Bank 0.375% 4/8/22	11,200,000	11,221,717
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		11,541,574
U.S. Treasury Obligations - 82.1%
U.S. Treasury Bonds:
2% 8/15/51	436,000	443,766
2.375% 5/15/51	767,000	847,056
U.S. Treasury Notes:
0.125% 6/30/22	22,584,000	22,592,822
0.125% 7/31/22	1,000,000	1,000,391
0.125% 8/31/22	7,700,000	7,704,512
0.125% 9/30/22	34,300,000	34,313,398
0.125% 10/31/22	5,260,000	5,260,822
0.125% 10/15/23	574,000	572,632
0.25% 5/15/24	258,000	257,305
0.25% 7/31/25	17,354,000	17,116,060
0.25% 9/30/25	14,373,000	14,147,860
0.25% 10/31/25	5,600,000	5,506,594
0.375% 3/31/22	53,150,000	53,245,501
0.375% 4/30/25	18,223,000	18,102,700
0.375% 12/31/25	1,226,000	1,209,861
0.75% 3/31/26	939,000	940,174
1.125% 2/28/22	4,910,000	4,936,084
1.125% 8/31/28	5,464,000	5,478,514
1.25% 6/30/28	12,247,000	12,398,174
1.25% 8/15/31	1,566,000	1,557,925
1.375% 1/31/22	34,000,000	34,184,609
1.375% 1/31/25	2,300,000	2,368,191
1.5% 9/30/24	7,921,000	8,183,693
1.5% 10/31/24	3,410,000	3,524,688
1.5% 1/31/27	144,000	149,046
1.625% 11/15/22	779,000	793,180
1.625% 9/30/26	552,000	574,856
1.75% 6/30/22 (b)(c)	12,447,000	12,620,577
1.75% 7/31/24	7,660,000	7,964,305
1.875% 7/31/22	7,869,000	7,998,408
1.875% 9/30/22 (b)	2,900,000	2,955,395
1.875% 10/31/22	2,508,000	2,559,728
2% 5/31/24	4,240,000	4,430,966
2.125% 3/31/24	3,706,000	3,878,126
2.5% 1/15/22	20,969,000	21,158,213
2.625% 12/31/23	12,515,000	13,197,459
TOTAL U.S. TREASURY OBLIGATIONS		334,173,591
Other Government Related - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,088,769

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $344,463,454)		346,803,934

U.S. Government Agency - Mortgage Securities - 5.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
12 month U.S. LIBOR + 1.360% 1.863% 10/1/35 (d)(e)	2,735	2,854
12 month U.S. LIBOR + 1.460% 2.016% 1/1/35 (d)(e)	4,605	4,824
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (d)(e)	1,373	1,437
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (d)(e)	852	896
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (d)(e)	5,561	5,801
12 month U.S. LIBOR + 1.550% 1.928% 2/1/44 (d)(e)	4,111	4,289
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (d)(e)	4,536	4,776
12 month U.S. LIBOR + 1.560% 1.967% 2/1/44 (d)(e)	7,118	7,430
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (d)(e)	437	456
12 month U.S. LIBOR + 1.570% 1.952% 4/1/44 (d)(e)	18,120	18,927
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (d)(e)	6,628	6,921
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (d)(e)	4,707	4,916
12 month U.S. LIBOR + 1.620% 2.036% 3/1/33 (d)(e)	6,063	6,336
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (d)(e)	9,928	10,552
12 month U.S. LIBOR + 1.650% 2% 11/1/36 (d)(e)	8,886	9,349
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (d)(e)	1,515	1,598
12 month U.S. LIBOR + 1.750% 2.111% 7/1/35 (d)(e)	1,277	1,344
12 month U.S. LIBOR + 1.770% 2.134% 2/1/37 (d)(e)	20,790	21,950
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (d)(e)	17,332	18,228
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (d)(e)	9,393	9,901
12 month U.S. LIBOR + 1.850% 2.242% 4/1/36 (d)(e)	13,529	14,310
12 month U.S. LIBOR + 1.890% 2.2% 8/1/35 (d)(e)	9,890	10,465
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (d)(e)	1,004	1,043
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (d)(e)	2,515	2,622
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (d)(e)	2,737	2,857
6 month U.S. LIBOR + 1.540% 1.795% 4/1/33 (d)(e)	15,561	16,190
6 month U.S. LIBOR + 1.550% 1.776% 10/1/33 (d)(e)	1,939	2,019
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (d)(e)	1,647	1,722
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.314% 7/1/36 (d)(e)	9,075	9,491
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (d)(e)	1,010	1,069
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (d)(e)	2,679	2,821
U.S. TREASURY 1 YEAR INDEX + 2.300% 2.553% 12/1/32 (d)(e)	40,743	42,765
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 12/1/32 (d)(e)	86,604	90,633
3% 9/1/32 to 7/1/33	494,351	525,636
3.5% 7/1/32	499,250	534,709
4% 7/1/46 to 10/1/46	1,230,242	1,357,944
4.5% 11/1/25 to 6/1/41	341,568	376,388
5.5% 8/1/25	18,023	18,698
6% to 6% 1/1/34 to 6/1/36	189,479	221,631
6.5% 2/1/22 to 8/1/36	190,980	221,856
TOTAL FANNIE MAE		3,597,654
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (d)(e)	5,012	5,272
12 month U.S. LIBOR + 1.750% 2.267% 9/1/41 (d)(e)	39,030	41,084
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (d)(e)	1,352	1,428
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (d)(e)	38,006	40,061
12 month U.S. LIBOR + 1.890% 2.305% 10/1/42 (d)(e)	16,016	16,947
12 month U.S. LIBOR + 2.030% 2.566% 3/1/33 (d)(e)	193	203
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (d)(e)	8,228	8,710
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (d)(e)	9,812	10,263
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (d)(e)	1,966	2,067
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (d)(e)	886	933
6 month U.S. LIBOR + 1.880% 2.124% 10/1/36 (d)(e)	19,586	20,580
6 month U.S. LIBOR + 1.990% 2.206% 10/1/35 (d)(e)	7,785	8,197
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	2,763	2,910
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (d)(e)	3,995	4,208
6 month U.S. LIBOR + 2.680% 2.906% 10/1/35 (d)(e)	1,115	1,181
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (d)(e)	15,264	16,059
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (d)(e)	25,102	26,527
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (d)(e)	197	208
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (d)(e)	13,011	13,759
3% 4/1/33 to 7/1/33	695,741	741,412
3.5% 7/1/32	163,837	175,514
5% 9/1/35	739	840
6% 1/1/24	10,970	11,439
6.5% 12/1/21	243	245
TOTAL FREDDIE MAC		1,150,047
Ginnie Mae - 2.8%
6% 6/15/36	165,555	193,025
8% 12/15/23	4,171	4,337
3.5% 2/20/50 to 11/20/50	457,338	480,783
3.5% 9/1/51 (f)	100,000	105,227
3.5% 9/1/51 (f)	850,000	894,426
3.5% 9/1/51 (f)	50,000	52,613
3.5% 9/1/51 (f)	500,000	526,133
3.5% 9/1/51 (f)	250,000	263,066
3.5% 9/1/51 (f)	800,000	841,812
3.5% 9/1/51 (f)	800,000	841,812
3.5% 9/1/51 (f)	300,000	315,680
3.5% 9/1/51 (f)	150,000	157,840
3.5% 9/1/51 (f)	850,000	894,426
3.5% 9/1/51 (f)	350,000	368,293
3.5% 9/1/51 (f)	325,000	341,986
3.5% 9/1/51 (f)	325,000	341,986
3.5% 9/1/51 (f)	1,350,000	1,420,559
3.5% 9/1/51 (f)	1,850,000	1,946,691
3.5% 9/1/51 (f)	50,000	52,613
3.5% 9/1/51 (f)	400,000	420,906
3.5% 9/1/51 (f)	700,000	736,586
4% 7/20/47	440,121	471,817
4.7% 2/20/62 (d)(g)	3,699	3,710
5.47% 8/20/59 (d)(g)	101	103
TOTAL GINNIE MAE		11,676,430
Uniform Mortgage Backed Securities - 1.7%
3.5% 9/1/51 (f)	2,300,000	2,432,969
3.5% 9/1/51 (f)	3,000,000	3,173,438
3.5% 9/1/51 (f)	450,000	476,016
3.5% 9/1/51 (f)	250,000	264,453
3.5% 9/1/51 (f)	200,000	211,563
3.5% 10/1/51 (f)	250,000	264,600
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,823,039
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,936,006)		23,247,170

Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.0293% 5/25/29 (d)(e) (Cost $72,424)	71,934	72,007

Collateralized Mortgage Obligations - 3.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 3.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.76% 4/25/24 (d)(e)	35,698	35,521
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0644% 8/25/31 (d)(e)	18,441	18,825
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.6885% 11/18/31 (d)(e)	18,398	18,636
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0844% 4/25/32 (d)(e)	4,042	4,138
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.5344% 11/25/32 (d)(e)	111,514	112,067
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.0844% 11/25/32 (d)(e)	8,281	8,477
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0144% 6/25/36 (d)(e)	228,281	233,017
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	32,296	34,392
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	13,051	13,526
Series 2004-52 Class KZ, 5.5% 7/25/34	374,794	425,457
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	67,932	3,237
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0044% 3/25/36 (d)(e)	160,516	164,795
Series 2011-67 Class AI, 4% 7/25/26 (h)	17,369	785
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 1.0955% 3/15/32 (d)(e)	19,850	20,288
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.4955% 11/15/32 (d)(e)	27,741	27,918
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.6955% 2/15/32 (d)(e)	10,460	10,617
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 0.9955% 2/15/33 (d)(e)	59,938	61,224
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.4955% 3/15/34 (d)(e)	70,706	71,315
planned amortization class Series 3415 Class PC, 5% 12/15/37	26,550	29,684
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	52,465	56,938
Series 2004-2802 Class ZG, 5.5% 5/15/34	324,764	372,192
Series 2004-2862 Class NE, 5% 9/15/24	200,656	207,887
Series 2145 Class MZ, 6.5% 4/15/29	70,144	79,595
Series 2357 Class ZB, 6.5% 9/15/31	59,180	68,341
Series 3745 Class KV, 4.5% 12/15/26	209,249	211,441
Series 3859 Class JZ, 5% 5/15/41	408,903	458,808
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.5884% 7/20/37 (d)(e)	38,943	39,527
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5684% 1/20/38 (d)(e)	10,201	10,342
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9484% 8/20/38 (d)(e)	80,190	81,940
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9884% 9/20/38 (d)(e)	65,882	67,407
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.6955% 11/16/39 (d)(e)	44,827	45,616
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6255% 12/16/39 (d)(e)	30,004	30,486
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4161% 7/20/60 (d)(e)(g)	549,701	549,830
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4029% 9/20/60 (d)(e)(g)	652,504	652,197
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4029% 8/20/60 (d)(e)(g)	601,359	601,091
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4829% 12/20/60 (d)(e)(g)	227,517	227,851
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 12/20/60 (d)(e)(g)	275,842	276,867
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 2/20/61 (d)(e)(g)	342,018	343,038
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5929% 2/20/61 (d)(e)(g)	491,196	492,537
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6029% 4/20/61 (d)(e)(g)	220,202	221,053
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6029% 5/20/61 (d)(e)(g)	324,483	325,719
Class FC, 1 month U.S. LIBOR + 0.500% 0.6029% 5/20/61 (d)(e)(g)	250,337	251,328
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6329% 6/20/61 (d)(e)(g)	301,501	302,775
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7029% 10/20/61 (d)(e)(g)	306,879	308,683
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8029% 11/20/61 (d)(e)(g)	302,222	304,645
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8029% 1/20/62 (d)(e)(g)	211,732	213,312
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7329% 1/20/62 (d)(e)(g)	297,025	298,904
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7329% 3/20/62 (d)(e)(g)	182,973	184,020
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7529% 5/20/61 (d)(e)(g)	2,398	2,419
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3829% 5/20/63 (d)(e)(g)	6,178	6,171
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3029% 4/20/63 (d)(e)(g)	4,010	3,999
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5029% 12/20/62 (d)(e)(g)	6,472	6,486
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3384% 10/20/47 (d)(e)	228,705	228,978
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3884% 5/20/48 (d)(e)	222,711	223,298
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3884% 6/20/48 (d)(e)	279,904	280,167
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5384% 9/20/49 (d)(e)	744,164	752,277
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5384% 8/20/49 (d)(e)	1,346,097	1,356,789
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	177,517	187,478
Series 2017-134 Class BA, 2.5% 11/20/46	50,234	52,250
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	3,811	3,833
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	93,247	93,780
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	519,784	533,020
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	242,677	246,115
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	987,424	1,038,714
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	4,764	5,134
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5488% 4/20/39 (d)(i)	11,694	12,071
Series 2013-H08 Class MA, 3% 3/20/63 (g)	19,433	19,671
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	47,576	48,256
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.58% 5/20/66 (d)(e)(g)	969,909	963,718
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.43% 8/20/66 (d)(e)(g)	1,071,384	1,061,624

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,542,048)		15,704,537

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
Freddie Mac floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (d)(e)	2,400,000	2,402,135
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	1,400,000	1,401,262
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	1,900,000	1,901,694
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	1,999,913	2,001,717
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (d)(e)	1,900,000	1,900,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (d)(e)	3,762,937	3,767,704
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 7/25/31 (d)(e)	3,326,000	3,326,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,688,850)		16,700,512

Foreign Government and Government Agency Obligations - 3.7%
	Principal Amount (a)	Value ($)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,058,000	12,223,204
5.5% 12/4/23	4,000	4,465
Ukraine Government 1.471% 9/29/21	2,891,000	2,893,161
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,619,274)		15,120,830

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (j) (Cost $6,278,634)	6,277,379	6,278,635

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/05/24	3,000,000	74,226

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/05/24	3,000,000	69,090

TOTAL PURCHASED SWAPTIONS (Cost $172,312)			143,316
TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $420,773,002)	424,070,941
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(16,750,398)
NET ASSETS - 100.0%	407,320,543

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
3.5% 9/1/51	(250,000)	(264,453)
3.5% 9/1/51	(1,350,000)	(1,428,047)
3.5% 9/1/51	(1,850,000)	(1,956,953)
3.5% 9/1/51	(3,000,000)	(3,173,438)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,819,631)		(6,822,891)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	115	Dec 2021	15,347,109	(16,451)	(16,451)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	377	Dec 2021	83,063,703	43,509	43,509
CBOT 5-Year U.S. Treasury Note Contracts (United States)	242	Dec 2021	29,939,938	18,743	18,743

TOTAL FUTURES CONTRACTS					45,801
The notional amount of futures purchased as a percentage of Net Assets is 31.6%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep 2023	3,766,000	3,395	0	3,395
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep 2026	1,826,000	16,801	0	16,801
0.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep 2028	1,597,000	28,423	0	28,423
3-month LIBOR(4)	Quarterly	1%	Semi - annual	LCH	Sep 2031	646,000	(18,618)	0	(18,618)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Sep 2051	210,000	19,604	0	19,604
TOTAL INTEREST RATE SWAPS							49,605	0	49,605

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $481,213.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $117,628.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	14,394,537	143,184,210	151,300,153	4,448	68	(27)	6,278,635	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	85,554,036	85,554,036	1,900	-	-	-	0.0%
Total	14,394,537	228,738,246	236,854,189	6,348	68	(27)	6,278,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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